Expense Example - Simplify High Yield ETF - Simplify High Yield ETF [Default Label]	Feb. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	$ 604